Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Schedule of consolidated operations
	2019
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	142,515,347	188,790,616	17,985,942	349,291,905	-	349,291,905
Reinsurer’s share of insurance premiums	(22,541,384)	(74,597,986)	-	(97,139,370)	-	(97,139,370)
Net written premiums	119,973,963	114,192,630	17,985,942	252,152,535	-	252,152,535
Net change in unearned premiums	(23,523,415)	(12,839,449)	(246,775)	(36,609,639)	-	(36,609,639)
Net premiums earned	96,450,548	101,353,181	17,739,167	215,542,896	-	215,542,896

Underwriting deductions
Net policy acquisition expenses	(21,280,118)	(21,159,319)	(2,996,001)	(45,435,438)	-	(45,435,438)
Net claims and claim adjustment expenses	(58,799,478)	(44,725,627)	(14,538,383)	(118,063,488)	-	(118,063,488)
Net underwriting results	16,370,952	35,468,235	204,783	52,043,970	-	52,043,970

General and administrative expenses	-	-	-	-	(39,265,945)	(39,265,945)
Net investment income	-	-	-	-	13,374,076	13,374,076
Share of loss from associates	-	-	-	-	(376,104)	(376,104)
Impairment loss on insurance receivables	-	-	-	-	(628,887)	(628,887)
Other revenues	-	-	-	-	1,428,265	1,428,265
Other expenses	-	-	-	-	(2,194,666)	(2,194,666)
Listing related expenses	-	-	-	-	(4,831,976)	(4,831,976)
Gain on foreign exchange	-	-	-	-	5,704,249	5,704,249
Profit (loss) before tax	16,370,952	35,468,235	204,783	52,043,970	(26,790,988)	25,252,982
Income tax	-	-	-	-	(1,687,583)	(1,687,583)
Profit for the year	16,370,952	35,468,235	204,783	52,043,970	(28,478,571)	23,565,399

	2018
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	91,959,644	191,839,289	17,819,553	301,618,486	-	301,618,486
Reinsurer’s share of insurance premiums	47,803	(98,235,891)	-	(98,188,088)	-	(98,188,088)
Net written premiums	92,007,447	93,603,398	17,819,553	203,430,398	-	203,430,398
Net change in unearned premiums	(22,096,205)	2,001,935	(26,509)	(20,120,779)	-	(20,120,779)
Net premiums earned	69,911,242	95,605,333	17,793,044	183,309,619	-	183,309,619

Underwriting deductions
Net policy acquisition expenses	(16,150,853)	(22,762,489)	(3,050,180)	(41,963,522)	-	(41,963,522)
Net claims and claim adjustment expenses	(37,305,026)	(36,564,914)	(11,417,561)	(85,287,501)	-	(85,287,501)
Net underwriting results	16,455,363	36,277,930	3,325,303	56,058,596	-	56,058,596

General and administrative expenses	-	-	-	-	(35,351,679)	(35,351,679)
Net investment income	-	-	-	-	10,310,296	10,310,296
Share of loss from associates	-	-	-	-	(885,673)	(885,673)
Impairment loss on insurance receivables	-	-	-	-	(472,124)	(472,124)
Other revenues	-	-	-	-	902,750	902,750
Other expenses	-	-	-	-	(1,586,281)	(1,586,281)
Loss on foreign exchange	-	-	-	-	(3,371,941)	(3,371,941)
Profit (loss) before tax	16,455,363	36,277,930	3,325,303	56,058,596	(30,454,652)	25,603,944
Income tax	-	-	-	-	(62,241)	(62,241)
Profit for the year	16,455,363	36,277,930	3,325,303	56,058,596	(30,516,893)	25,541,703

	2017
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD	USD	USD	USD	USD	USD

Underwriting revenues
Gross written premiums	59,405,845	198,043,886	17,652,460	275,102,191	-	275,102,191
Reinsurer’s share of insurance premiums	(9,930,020)	(104,404,730)	-	(114,334,750)	-	(114,334,750)
Net written premiums	49,475,825	93,639,156	17,652,460	160,767,441	-	160,767,441
Net change in unearned premiums	(11,126,468)	(2,329,012)	(579,177)	(14,034,657)	-	(14,034,657)
Net premiums earned	38,349,357	91,310,144	17,073,283	146,732,784	-	146,732,784

Underwriting deductions
Net policy acquisition expenses	(10,692,254)	(22,923,009)	(2,616,447)	(36,231,710)	-	(36,231,710)
Net claims and claim adjustment expense	(14,344,990)	(60,486,788)	(12,098,759)	(86,930,537)	-	(86,930,537)
Net underwriting results	13,312,113	7,900,347	2,358,077	23,570,537	-	23,570,537

General and administrative expenses	-	-	-	-	(30,902,604)	(30,902,604)
Net investment income	-	-	-	-	12,564,842	12,564,842
Share of profit from associates	-	-	-	-	992,218	992,218
Impairment loss on insurance receivables	-	-	-	-	(1,214,456)	(1,214,456)
Other revenues	-	-	-	-	856,540	856,540
Other expenses	-	-	-	-	(1,466,042)	(1,466,042)
Gain on foreign exchange	-	-	-	-	2,615,883	2,615,883
Profit (loss) before tax	13,312,113	7,900,347	2,358,077	23,570,537	(16,553,619)	7,016,918
Income tax	-	-	-	-	14,422	14,422
Profit for the year	13,312,113	7,900,347	2,358,077	23,570,537	(16,539,197)	7,031,340

Schedule of non-current operating assets information by geography
	2019	2018
	USD	USD

Middle East	40,581,053	45,333,446
North Africa	25,093	65,715
UK	1,622,236	406,262
Asia	104,666	2,538
	42,333,048	45,807,961